UNITED STATES
		      SECURITIES AND EXCHANGE COMMISSION
		  	    Washington, D.C.  20549

			           FORM 13F

			      FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):  [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     7x7 Asset Management LLC
Address:  100 Pine Street, Suite 1950
          San Francisco, CA  94111

Form 13F File Number:  028-12134

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Douglas K. Lee
Title:    Manager
Phone:    415-249-6800

Signature, Place and Date of Signing:


     /s/ Douglas K. Lee          San Francisco, CA      November 12, 2010
---------------------------   -----------------------   -----------------
        [Signature]                [City, State]             [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   25

Form 13F Information Table Value Total (x$1000):    $311,545



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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
7x7 ASSET MANAGEMENT LLC
FORM 13F INFORMATION TABLE - THIRD QUARTER 2010


                                TITLE                            SHARES/
                                 OF                    VALUE    PRINCIPAL  SH/ PUT/ INVSMT  OTH     VOTING AUTHORITY
   NAME OF ISSUER               CLASS        CUSIP    (x$1000)   AMOUNT    PRN CALL DSCRTN  MGRS   SOLE  SHARED  NONE
=====================================================================================================================

ANALOG DEVICES INC             COM         032654105   13,732    437,600   SH        SOLE   N/A   13,732
APPLE INC                      COM         037833100   24,119     85,000   SH        SOLE   N/A   24,119
BLUE COAT SYSTEMS INC          COM NEW     09534T508    3,609    150,000   SH        SOLE   N/A    3,609
BROADCOM CORP                  CL A        111320107   22,473    635,000   SH        SOLE   N/A   22,473
CREE INC                       COM         225447101      820     10,000   SH  PUT   SOLE   N/A        0
CYPRESS SEMICONDUCTOR CORP     COM         232806109    6,290    500,000   SH        SOLE   N/A    6,290
E M C CORP MASS                COM         268648102    4,062    200,000   SH        SOLE   N/A    4,062
EXPEDIA INC DEL                COM         30212P105    3,529    125,000   SH        SOLE   N/A    3,529
GOOGLE INC                     CL A        38259P508   26,290     50,000   SH        SOLE   N/A   26,290
HEWLETT PACKARD CO             COM         428236103   23,139    550,000   SH        SOLE   N/A   23,139
JA SOLAR HOLDINGS CO LTD       SPON ADR    466090107      467     50,000   SH        SOLE   N/A      467
LINEAR TECHNOLOGY CORP         COM         535678106   23,048    750,000   SH        SOLE   N/A   23,048
MARVELL TECHNOLOGY GROUP LTD   ORD         G5876H105   28,454  1,625,000   SH        SOLE   N/A   28,454
NOVELLUS SYS INC               COM         670008101    7,974    300,000   SH        SOLE   N/A    7,974
ORACLE CORP                    COM         68389X105   22,823    850,000   SH        SOLE   N/A   22,823
PMC-SIERRA INC                 COM         69344F106   26,496  3,600,000   SH        SOLE   N/A   26,496
POWERSHARES QQQ TRUST          UNIT SER 1  73935A104    2,328     48,500   SH  PUT   SOLE   N/A        0
QUALCOMM INC                   COM         747525103   32,270    715,000   SH        SOLE   N/A   32,270
SPDR S&P 500 ETF TR            TR UNIT     78462F103    3,465     38,500   SH  PUT   SOLE   N/A        0
SEAGATE TECHNOLOGY PLC         SHS         G7945M107    6,476    550,000   SH        SOLE   N/A    6,476
TRINA SOLAR LIMITED            SPON ADR    89628E104    7,545    250,000   SH        SOLE   N/A    7,545
VALUECLICK INC                 COM         92046N102    5,886    450,000   SH        SOLE   N/A    5,886
VEECO INSTRS INC DEL           COM         922417100   11,856    340,000   SH        SOLE   N/A   11,856
VEECO INSTRS INC DEL           COM         922417100    1,280      8,000   SH  CALL  SOLE   N/A        0
YINGLI GREEN ENERGY HLDG CO    ADR         98584B103    3,114    225,000   SH        SOLE   N/A    3,114